Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Operating Activities
Net income including noncontrolling interest and DCG Predecessor	$ 42.8
Adjustments to reconcile net income including noncontrolling interest and DCG Predecessor to net cash provided by operating activities:
Depreciation and amortization	10.6
Deferred income taxes	1.5
Other adjustments to income, net	1.0
Changes in:
Customer and other receivables	(2.4)
Affiliated receivables	0.0
Prepayments	3.2
Accounts payable	(0.5)
Payables to affiliates	1.3
Accrued payroll and taxes	0.8
Other operating assets and liabilities	(1.6)
Net cash provided by operating activities	56.7
Investing Activities
Plant construction and other property additions	(176.1)
Other	(0.3)
Net cash used in investing activities	(176.4)
Financing Activities
Contributions from Dominion	1.3
Other	(0.1)
Net cash provided by (used in) financing activities	(7.7)
Decrease in cash and cash equivalents	(127.4)
Cash and cash equivalents at beginning of period	175.4
Cash and cash equivalents at end of period	48.0
Supplemental Cash Flow Information
Cash received during the period for income taxes	0.0
Significant noncash investing and financing activities:
Accrued capital expenditures	111.3
Predecessor investment in DCG
Significant noncash investing and financing activities:
Equity contribution from Dominion to relieve payables to affiliates	497.0
Equity contribution from Dominion to relieve payables to affiliates
Significant noncash investing and financing activities:
Equity contribution from Dominion to relieve payables to affiliates	1.0
Common Units
Financing Activities
Distributions to unitholders	(2.8)
Dominion | Common Units
Financing Activities
Distributions to unitholders	(1.7)
Dominion | Subordinated Units
Financing Activities
Distributions to unitholders	$ (4.4)
Predecessor
Operating Activities
Net income including noncontrolling interest and DCG Predecessor		$ 24.6
Adjustments to reconcile net income including noncontrolling interest and DCG Predecessor to net cash provided by operating activities:
Depreciation and amortization		7.8
Deferred income taxes		5.1
Other adjustments to income, net		0.0
Changes in:
Customer and other receivables		0.0
Affiliated receivables		(0.8)
Prepayments		2.9
Accounts payable		(0.7)
Payables to affiliates		2.5
Accrued payroll and taxes		10.9
Other operating assets and liabilities		(3.3)
Net cash provided by operating activities		49.0
Investing Activities
Plant construction and other property additions		(76.2)
Other		(0.1)
Net cash used in investing activities		(76.3)
Financing Activities
Contributions from Dominion		$ 16.1
Other
Net cash provided by (used in) financing activities		$ 16.1
Decrease in cash and cash equivalents		(11.2)
Cash and cash equivalents at beginning of period		11.2
Cash and cash equivalents at end of period		0.0
Supplemental Cash Flow Information
Cash received during the period for income taxes		0.5
Significant noncash investing and financing activities:
Accrued capital expenditures		5.5
Predecessor | Predecessor investment in DCG
Significant noncash investing and financing activities:
Equity contribution from Dominion to relieve payables to affiliates		0.0
Predecessor | Equity contribution from Dominion to relieve payables to affiliates
Significant noncash investing and financing activities:
Equity contribution from Dominion to relieve payables to affiliates		20.0
Predecessor | Common Units
Financing Activities
Distributions to unitholders		0.0
Predecessor | Dominion | Common Units
Financing Activities
Distributions to unitholders		0.0
Predecessor | Dominion | Subordinated Units
Financing Activities
Distributions to unitholders		$ 0.0